Inventories - Schedule of Inventory (Details) - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished product	$ 2,809,738	$ 2,628,241	$ 809,680	$ 1,007,291
Raw materials	2,207,151	1,635,130	1,471,666	764,810
Work in process	536,232	509,226	123,661	20,213
Inventory, net	$ 5,553,121	$ 4,772,597	$ 2,405,007	$ 1,792,314